MS SA-1
                       SUPPLEMENT DATED NOVEMBER 1, 2001
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN MUTUAL SERIES FUND INC.
                               DATED MAY 1, 2001

The Statement of Additional Information is amended as follows:

1. The names,ages and addresses of the officers and board members, as well as their affiliates, position held with the Fund and principal occupation during the past five years beginning on page 17 are replaced with the following:

 Edward I. Altman, Ph.D. (60)
 New York University, 44 West 4th Street, New York, NY 10012
 DIRECTOR
 Max L. Heine Professor of Financing and Vice Director, NYU Salomon Center,Stern School of Business, New York University; editor and author of numerous financial publications; and financial consultant.

 Ann Torre Grant (43)
 120 High Country Road, Telluride, Colorado 81435
 DIRECTOR
 Independent Director, SLM Holding Corporation (Sallie Mae), Manor Care Realty, Inc. (nursing care companies) and Condor Technology Solutions, Inc. (information technology consulting); independent strategic and financial consultant; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997) and Vice President and Treasurer, U.S. Air (until 1995).

 Andrew H. Hines, Jr. (78)
 One Progress Plaza, Suite 290, St. Petersburg, FL 33701
 DIRECTOR
 Consultant, Triangle Consulting Group; Executive-in-Residence, Eckerd College (1991-present); director or trustee, as the case may be, of 19 of the investment companies in Franklin Templeton Investments; and formerly, Chairman and Director, Precise Power Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and Chairman of the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.

 *Peter A. Langerman (46)
 51 John F. Kennedy Pkwy., Short Hills, NJ 07078-2702
 CHAIRMAN OF THE BOARD AND DIRECTOR
 Chief Executive Officer, Franklin Mutual Advisers, LLC; and formerly, Director, Sunbeam Corporation (durable products) (1998), Coleman Co. Inc.
 (1998), Metallurg, Inc. (metal and metal based chemical supplier) (1997-1998) and Lancer Industries, Inc. (industrial holding company) (1994-1998); Manager (Director), MWCR, L.L.C. and MB Motori, L.L.C. and employee, Heine Securities Corporation (1986-1996).

 *William J. Lippman (76)
 One Parker Plaza, 9th Floor, Fort Lee, NJ 07024
 DIRECTOR
 Senior Vice President, Franklin Resources, Inc. and Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of six of the investment companies in Franklin Templeton Investments.

 Bruce A. MacPherson (71)
 26 Kates Path, Yarmouth Port, MA 02675
 DIRECTOR
 Retired, former Chairman, A.A. MacPherson, Inc. Boston, MA (representative for electrical manufacturers).

 Fred R. Millsaps (72)
 2665 NE 37th Drive, Fort Lauderdale, FL 33308
 DIRECTOR
 Manager of personal investments (1978-present); director of various business and nonprofit organizations; director or trustee, as the case may be, of 19 of the investment companies in Franklin Templeton Investments; and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978), Financial Vice President, Florida Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta (1958-1965).

 Charles Rubens II (71)
 18 Park Road, Scarsdale, NY 10583-2112
 DIRECTOR
 Private investor; and trustee or director, as the case may be, of three of the investment companies in Franklin Templeton Investments.

 Leonard Rubin (76)
 LDR Equities, LLC, 545 Cedar Lane, Teaneck, NJ 07666
 DIRECTOR
 Partner in LDR Equities, LLC (manages various personal investments); Vice President, Trimtex Co., Inc. (manufactures and markets specialty fabrics); director or trustee, as the case may be, of three of the investment companies in Franklin Templeton Investments; and formerly, Chairman of the Board, Carolace Embroidery Co., Inc. (until 1996) and President, F.N.C. Textiles, Inc.

 Vaughn R. Sturtevant, M.D. (78)
 6 Noyes Avenue, Waterville, ME 04901
 DIRECTOR
 Retired physician.

 Robert E. Wade (55)
 225 Hardwick Street, Belvidere, NJ 07823
 DIRECTOR
 Practicing attorney.

 David P. Goss (54)
 One Franklin Parkway, San Mateo, CA 94403-1906
 VICE PRESIDENT
 Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

 Barbara J. Green (54)
 One Franklin Parkway, San Mateo, CA 94403-1906
 VICE PRESIDENT
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

 Bruce S. Rosenberg (39)
 500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
 TREASURER
 Vice President, Franklin Templeton Services, LLC, and officer of 19 of the investment companies in Franklin Templeton Investments, and formerly, Senior Manager-Fund Accounting, Templeton Global Investors, Inc. (1995-1996).

 Murray L. Simpson (64)
 One Franklin Parkway, San Mateo, CA 94403-1906
 VICE PRESIDENT AND SECRETARY
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).

 David J. Winters (39)
 51 John F. Kennedy Pkwy., Short Hills, NJ 07078-2702
 PRESIDENT
 President and Chief Investment Officer, Franklin Mutual Advisers, LLC; and formerly, employee, Heine Securities Corporation (1988-1996).

               Please keep this supplement for future reference







MS SAA-1
                        SUPPLEMENT DATED NOVEMBER 1, 2001
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                 FRANKLIN MUTUAL SERIES FUND INC. ADVISOR CLASS
                                DATED MAY 1, 2001
                          AS SUPPLEMENTED JULY 1, 2001

The Statement of Additional Information is amended as follows:

1. The names, ages and addresses of the officers and board members, as well as their affiliates, position held with the Fund and principal occupation during the past five years beginning on page 17 are replaced with the following:

 Edward I. Altman, Ph.D. (60)
 New York University, 44 West 4th Street, New York, NY 10012
 DIRECTOR
 Max L. Heine Professor of Financing and Vice Director,NYU Salomon Center, Stern School of Business, New York University; editor and author of numerous financial publications; and financial consultant.

 Ann Torre Grant (43)
 120 High Country Road, Telluride, Colorado 81435
 DIRECTOR
 Independent Director, SLM Holding Corporation (Sallie Mae), Manor Care Realty, Inc. (nursing care companies) and Condor Technology Solutions, Inc. (information technology consulting); independent strategic and financial consultant; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997) and Vice President and Treasurer, U.S. Air (until 1995).

 Andrew H. Hines, Jr. (78)
 One Progress Plaza, Suite 290, St. Petersburg, FL 33701
 DIRECTOR
 Consultant, Triangle Consulting Group; Executive-in-Residence, Eckerd College (1991-present); director or trustee, as the case may be, of 19 of the investment companies in Franklin Templeton Investments; and formerly, Chairman and Director, Precise Power Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and Chairman of the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.

 *Peter A. Langerman (46)
 51 John F. Kennedy Pkwy., Short Hills, NJ 07078-2702
 CHAIRMAN OF THE BOARD AND DIRECTOR
 Chief Executive Officer, Franklin Mutual Advisers, LLC; and formerly, Director, Sunbeam Corporation (durable products) (1998), Coleman Co. Inc. (1998), Metallurg, Inc. (metal and metal based chemical supplier) (1997-1998) and Lancer Industries, Inc. (industrial holding company) (1994-1998); Manager (Director), MWCR, L.L.C. and MB Motori, L.L.C. and employee, Heine Securities Corporation (1986-1996).

 *William J. Lippman (76)
 One Parker Plaza, 9th Floor, Fort Lee, NJ 07024
 DIRECTOR
 Senior Vice President, Franklin Resources, Inc. and Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of six of the investment companies in Franklin Templeton Investments.

 Bruce A. MacPherson (71)
 26 Kates Path, Yarmouth Port, MA 02675
 DIRECTOR
 Retired,   former  Chairman,   A.A.   MacPherson,   Inc.   Boston,   MA
 (representative for electrical manufacturers).

 Fred R. Millsaps (72)
 2665 NE 37th Drive, Fort Lauderdale, FL 33308
 DIRECTOR
 Manager of personal investments (1978-present); director of various business and nonprofit organizations; director or trustee, as the case may be, of 19 of the investment companies in Franklin Templeton Investments; and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978), Financial Vice President, Florida Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta (1958-1965).

 Charles Rubens II (71)
 18 Park Road, Scarsdale, NY 10583-2112
 DIRECTOR
 Private investor; and trustee or director, as the case may be, of three of the investment companies in Franklin Templeton Investments.

 Leonard Rubin (76)
 LDR Equities, LLC, 545 Cedar Lane, Teaneck, NJ 07666
 DIRECTOR
 Partner in LDR Equities, LLC (manages various personal investments); Vice President, Trimtex Co., Inc. (manufactures and markets specialty fabrics); director or trustee, as the case may be, of three of the investment companies in Franklin Templeton Investments; and formerly, Chairman of the Board, Carolace Embroidery Co., Inc. (until 1996) and President, F.N.C. Textiles, Inc.

 Vaughn R. Sturtevant, M.D. (78)
 6 Noyes Avenue, Waterville, ME 04901
 DIRECTOR
 Retired physician.

 Robert E. Wade (55)
 225 Hardwick Street, Belvidere, NJ 07823
 DIRECTOR
 Practicing attorney.

 David P. Goss (54)
 One Franklin Parkway, San Mateo, CA 94403-1906
 VICE PRESIDENT
 Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

 Barbara J. Green (54)
 One Franklin Parkway, San Mateo, CA 94403-1906
 VICE PRESIDENT
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

 Bruce S. Rosenberg (39)
 500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
 TREASURER
 Vice President, Franklin Templeton Services, LLC, and officer of 19 of the investment companies in Franklin Templeton Investments, and formerly, Senior Manager-Fund Accounting, Templeton Global Investors, Inc. (1995-1996).

 Murray L. Simpson (64)
 One Franklin Parkway, San Mateo, CA 94403-1906
 VICE PRESIDENT AND SECRETARY
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).

 David J. Winters (39)
 51 John F. Kennedy Pkwy., Short Hills, NJ 07078-2702
 PRESIDENT
 President and Chief Investment Officer, Franklin Mutual Advisers, LLC; and formerly, employee, Heine Securities Corporation (1988-1996).

           Please keep this supplement for future reference